MITCHELL HUTCHINS SERIES TRUST--BALANCED PORTFOLIO                 ANNUAL REPORT


PERFORMANCE AT A GLANCE

Comparison of the change of a $10,000 investment in Mitchell Hutchins Series Trust--Balanced Portfolio (Class H) and the S&P 500 Index, the Lehman Brothers Government/Corporate Bond Index and the 90-day U.S. Treasury bill, from December 31, 1990 through December 31, 2000

[CHART]

[PLOT POINTS]

       BALANCED PORTFOLIO                  90-DAY U.S.   LEHMAN BROTHERS GOVERNMENT/
           (CLASS H)       S&P 500 INDEX  TREASURY BILL     CORPORATE BOND INDEX
12/90       $10,000           $10,000        $10,000              $10,000
1/91        $10,250           $10,434        $10,052              $10,112
2/91        $10,611           $11,179        $10,101              $10,199
3/91        $10,701           $11,450        $10,151              $10,269
4/91        $10,761           $11,477        $10,198              $10,387
5/91        $10,951           $11,971        $10,244              $10,435
6/91        $10,701           $11,422        $10,291              $10,424
7/91        $10,921           $11,955        $10,339              $10,554
8/91        $11,151           $12,237        $10,384              $10,797
9/91        $11,061           $12,032        $10,429              $11,022
10/91       $11,091           $12,194        $10,473              $11,121
11/91       $10,941           $11,703        $10,513              $11,232
12/91       $11,876           $13,040        $10,548              $11,610
1/92        $11,772           $12,797        $10,582              $11,438
2/92        $11,876           $12,962        $10,616              $11,499
3/92        $11,647           $12,711        $10,652              $11,436
4/92        $11,814           $13,083        $10,685              $11,504
5/92        $11,918           $13,148        $10,717              $11,728
6/92        $11,741           $12,952        $10,749              $11,899
7/92        $12,168           $13,480        $10,778              $12,203
8/92        $12,022           $13,205        $10,806              $12,312
9/92        $12,189           $13,361        $10,832              $12,481
10/92       $12,189           $13,406        $10,858              $12,290
11/92       $12,377           $13,862        $10,886              $12,280
12/92       $12,487           $14,033        $10,916              $12,490
1/93        $12,627           $14,150        $10,943              $12,762
2/93        $12,809           $14,343        $10,969              $13,028
3/93        $12,992           $14,646        $10,997              $13,072
4/93        $12,670           $14,291        $11,023              $13,173
5/93        $12,831           $14,673        $11,051              $13,166
6/93        $13,142           $14,715        $11,080              $13,465
7/93        $13,271           $14,656        $11,107              $13,551
8/93        $13,593           $15,212        $11,135              $13,863
9/93        $13,668           $15,095        $11,163              $13,911
10/93       $13,969           $15,407        $11,191              $13,968
11/93       $13,926           $15,261        $11,220              $13,810
12/93       $14,450           $15,445        $11,248              $13,871
1/94        $14,909           $15,971        $11,276              $14,079
2/94        $14,583           $15,538        $11,306              $13,772
3/94        $13,736           $14,862        $11,339              $13,435
4/94        $13,495           $15,052        $11,374              $13,323
5/94        $13,277           $15,298        $11,413              $13,299
6/94        $12,974           $14,923        $11,452              $13,269
7/94        $13,277           $15,412        $11,493              $13,534
8/94        $13,689           $16,043        $11,536              $13,540
9/94        $13,326           $15,651        $11,579              $13,335
10/94       $13,217           $16,002        $11,627              $13,321
11/94       $12,974           $15,419        $11,678              $13,297
12/94       $13,065           $15,647        $11,733              $13,384
1/95        $13,380           $16,053        $11,789              $13,641
2/95        $13,736           $16,677        $11,846              $13,958
3/95        $13,955           $17,169        $11,903              $14,051
4/95        $14,215           $17,674        $11,959              $14,248
5/95        $14,626           $18,379        $12,015              $14,845
6/95        $14,982           $18,805        $12,070              $14,964
7/95        $15,324           $19,428        $12,124              $14,905
8/95        $15,461           $19,477        $12,179              $15,096
9/95        $15,612           $20,298        $12,233              $15,250
10/95       $15,653           $20,225        $12,286              $15,474
11/95       $16,091           $21,111        $12,342              $15,730
12/95       $16,105           $21,519        $12,395              $15,961
1/96        $16,571           $22,250        $12,447              $16,060
2/96        $16,692           $22,457        $12,497              $15,719
3/96        $16,647           $22,673        $12,548              $15,587
4/96        $16,827           $23,006        $12,599              $15,480
5/96        $17,023           $23,597        $12,652              $15,453
6/96        $17,038           $23,687        $12,705              $15,659
7/96        $16,511           $22,640        $12,760              $15,695
8/96        $16,933           $23,118        $12,814              $15,656
9/96        $17,565           $24,417        $12,867              $15,934
10/96       $18,092           $25,091        $12,920              $16,306
11/96       $18,934           $26,985        $12,974              $16,606
12/96       $18,813           $26,451        $13,028              $16,421
1/97        $19,432           $28,102        $13,082              $16,441
2/97        $19,329           $28,324        $13,137              $16,476
3/97        $18,831           $27,162        $13,194              $16,280
4/97        $19,415           $28,781        $13,251              $16,517
5/97        $20,411           $30,540        $13,306              $16,671
6/97        $21,167           $31,899        $13,361              $16,871
7/97        $22,851           $34,435        $13,417              $17,387
8/97        $22,387           $32,506        $13,475              $17,192
9/97        $23,559           $34,284        $13,530              $17,462
10/97       $23,026           $33,139        $13,585              $17,742
11/97       $23,129           $34,674        $13,645              $17,836
12/97       $23,491           $35,270        $13,704              $18,023
1/98        $23,677           $35,658        $13,761              $18,277
2/98        $25,046           $38,229        $13,819              $18,241
3/98        $25,875           $40,186        $13,877              $18,297
4/98        $26,062           $40,596        $13,934              $18,389
5/98        $25,771           $39,898        $13,992              $18,585
6/98        $26,228           $41,518        $14,051              $18,775
7/98        $25,626           $41,078        $14,109              $18,790
8/98        $23,055           $35,142        $14,167              $19,156
9/98        $24,009           $37,395        $14,221              $19,704
10/98       $24,921           $40,431        $14,267              $19,564
11/98       $25,958           $42,881        $14,320              $19,682
12/98       $27,441           $45,351        $14,373              $19,731
1/99        $27,393           $47,247        $14,425              $19,871
2/99        $26,395           $45,777        $14,478              $19,398
3/99        $26,442           $47,608        $14,532              $19,495
4/99        $26,727           $49,451        $14,584              $19,544
5/99        $26,632           $48,284        $14,638              $19,343
6/99        $27,322           $50,964        $14,694              $19,283
7/99        $27,060           $49,374        $14,750              $19,229
8/99        $26,704           $49,127        $14,807              $19,213
9/99        $26,229           $47,781        $14,865              $19,386
10/99       $26,752           $50,805        $14,924              $19,437
11/99       $26,894           $51,836        $14,987              $19,425
12/99       $27,941           $54,884        $15,052              $19,306
1/00        $26,633           $52,129        $15,118              $19,301
2/00        $26,847           $51,144        $15,187              $19,542
3/00        $28,460           $56,146        $15,259              $19,825
4/00        $27,614           $54,456        $15,330              $19,728
5/00        $27,050           $53,340        $15,404              $19,710
6/00        $27,162           $54,652        $15,476              $20,112
7/00        $26,993           $53,799        $15,555              $20,326
8/00        $28,319           $57,140        $15,635              $20,612
9/00        $27,275           $54,123        $15,713              $20,691
10/00       $27,896           $53,896        $15,793              $20,821
11/00       $26,655           $49,649        $15,874              $21,177
12/00       $28,037           $49,892        $15,950              $21,594

The performance of the other class will vary from the performance of the class shown because of differences in sales charges and fees paid by shareholders investing in different classes.

AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 12/31/00

                                     6 Months     1 Year     5 Years     10 Years     Inception*
BALANCED PORTFOLIO (CLASS H)           3.22%       0.34%      11.73%      10.86%        10.07%
BALANCED PORTFOLIO (CLASS I)           3.01        0.04         N/A         N/A          2.45
S&P 500 INDEX                         -8.71       -9.10       18.33       17.44         16.57
LB GOV'T/CORP. BOND INDEX              7.36       11.85        6.24        8.00          8.56
90-DAY U.S. T-BILL                     3.06        5.99        5.18        4.78          5.43

* Inception: since commencement of issuance on June 1, 1988 for Class H shares and August 17, 1999 for Class I shares. Index performance is shown as of inception of oldest share class.

   The investment return and the principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns for periods of less than one year are not annualized. Past performance is no guarantee of future performance. Figures assume reinvestment of all dividends and capital gains distributions, if any, at net asset value on the payable dates and do not include sales charges. In addition, for the fiscal year ended December 31, 1999, and the period from January 1 through February 29, 2000, the Portfolio's investment manager voluntarily waived payment of certain fees on Class I shares. Without this waiver performance would have been lower. Performance relates to the Portfolio and does not reflect separate account charges applicable to variable annuity contracts.


[SIDENOTE]

The graph depicts the performance of Mitchell Hutchins Series Trust--Balanced Portfolio (Class H) versus the S&P 500 Index, the Lehman Brothers
Government/Corporate Bond Index and the 90-day U.S. Treasury Bill. It is important to note the Balanced Portfolio is a professionally managed mutual fund while the Indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

ANNUAL REPORT


                                                               February 15, 2001

Dear Contract Owner,

We are pleased to present you with the annual report for Mitchell Hutchins Series Trust--Balanced Portfolio (the "Portfolio") for the fiscal year ended December 31, 2000.


MARKET REVIEW

Changes in the U.S. economic and monetary climate in the fourth quarter of 2000 capped off a year of significant volatility in the capital markets and prompted a sharp correction in stock prices. During the fiscal year ended December 31, 2000, stock prices were pushed downward by a combination of high equity valuations and a decline in corporate profits, particularly in the high-profile technology sector. The Nasdaq Composite, hard hit by shifting values among technology and dot com stocks, ended the year down 39.29%. The Dow Jones Industrial Average (Dow) lost 4.69% and the Standard & Poor's 500 Index (S&P
500), the broader market gauge, was down 9.10% for the year. Investor concerns were heightened toward year-end by a perceptible slowing of the economy.

On the bond side, as the Federal Reserve Board (the "Fed") moved to cut interest rates, prices for fixed-income securities rallied sharply. Bond prices were also helped by investors turning from a volatile stock market to assets with greater stability. The overall U.S. bond market, as measured by the Lehman Brothers Aggregate Bond Index, ended the fiscal year up 11.63%, its best annual return since 1995. The corporate bond sector, plagued by decelerating corporate earnings growth, tighter credit availability and overcapacity in many industries, nonetheless ended the year up 9.39% (as measured by the Lehman Brothers U.S. Credit Index). The Treasury yield curve steepened and resumed a more typical shape after its inversion earlier in the year, with three-month Treasurys ending the year up 5.99% against a gain for the Lehman Brothers Government/Corporate Bond Index of 11.85%.

                                                                   ANNUAL REPORT


PORTFOLIO REVIEW

For the fiscal year ended December 31, 2000, the Portfolio's Class H shares returned 0.34%. The Portfolio straddled a strong performing bond market and a declining stock market. For the fiscal year, the S&P 500 Index lost 9.10%, the Lehman Brothers Government/Corporate Bond Index advanced 11.85%, and the 90-Day U.S. T-Bill gained 5.99%.

Valuation concerns prompted some realignment within the equity portion of the Portfolio, as value stocks delivered their best returns ever when compared to growth stocks. We continued to underweight technology stocks, while moving proceeds into financials, consumer services and consumer staples. The move to financials proved particularly well timed as the Fed's year-end decision to lower interest rates produced strong performance from many of our selections in this sector. On the bond side, we increased duration along with holdings of agencies and corporate bonds. We should be positioned to benefit from lower interest rates in the year ahead.


NEW PORTFOLIO MANAGEMENT

On October 6, 2000, the board of trustees for the Portfolio terminated the existing Investment Advisory and Administration Contract with Mitchell Hutchins and approved new investment management arrangements that became effective on October 10, 2000, including a new interim subadvisory contract with Alliance Capital Management L.P., which assumed the day-to-day portfolio management responsibilities of the Portfolio effective October 10, 2000.

More information about the new investment management arrangements and the related investment strategy changes is set out in the October 10, 2000 supplement to the prospectus dated May 1, 2000.

ANNUAL REPORT



PORTFOLIO STATISTICS

ASSET ALLOCATION*                                      12/31/00             6/30/00
------------------------------------------------------------------------------------
Equities                                                   58.7%               59.7%
Bonds                                                      42.6                36.3
Cash Equivalents                                            0.0                11.5
Liabilities in Excess of Other Assets                      -1.3                -7.5
------------------------------------------------------------------------------------
Total                                                     100.0%              100.0%


PORTFOLIO CHARACTERISTICS*                             12/31/00             6/30/00
------------------------------------------------------------------------------------
Net Assets ($mm)                                          $15.7               $17.4
Number of Securities                                        113                 118
------------------------------------------------------------------------------------

TOP FIVE EQUITY SECTORS*        12/31/00                                      6/30/00
---------------------------------------------------------------------------------------
Financials                            15.3%   Technology                         16.9%
Technology                             8.8    Consumer Cyclicals                 12.1
Energy                                 4.0    Financials                          8.5
Utilities                              3.6    Energy                              6.9
Health Care                            2.6    Utilities                           5.3
---------------------------------------------------------------------------------------
Total                                 34.3%   Total                              49.7%


TOP TEN EQUITY HOLDINGS*          12/31/00                                     6/30/00
---------------------------------------------------------------------------------------
Tyco International                     2.7%   Cisco Systems                        4.6%
J.P. Morgan                            2.4    JDS Uniphase                         2.4
Household International                2.4    Morgan Stanley Dean Witter           2.3
Kroger                                 2.3    WorldCom                             2.0
United Technologies                    2.3    Mettler Toledo Int'l                 1.9
Citigroup                              2.2    Microsoft                            1.9
BP Amoco                               2.1    United Technologies                  1.9
First Data                             2.0    Schering-Plough                      1.7
Comcast                                1.9    Target                               1.7
BankAmerica                            1.8    Royal Dutch Petroleum                1.5
---------------------------------------------------------------------------------------
Total                                 22.1%                                       21.9%



* Weightings represent percentages of net assets as of the dates indicated. The Portfolio is actively managed and its composition will vary over time.

                                                                   ANNUAL REPORT



OUTLOOK

Our outlook for financial markets assumes that the U.S. economy will slow further during the first half of 2001 but that a recession will be avoided. Continued easing by the Fed should help to cushion the downturn, and a reacceleration of growth to 3% is possible in the second half of the year. Stock gains may remain in single-digit territory, but inflation should be moderate. We believe that the portfolio is well-positioned in the stocks of quality businesses that are selling at attractive valuations, as we respond to market pricing of individual securities and carefully weave our observations into a coherent portfolio. At present, the Portfolio is conservatively positioned against the risk of continued difficulties in corporate growth and profits for the overall market.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

Sincerely,


/s/ Brian M. Storms

BRIAN M. STORMS
President and
Chief Executive Officer
Mitchell Hutchins
Asset Management Inc.

This letter is intended to assist shareholders in understanding how the Portfolio performed during the fiscal year ended December 31, 2000, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances.

MITCHELL HUTCHINS SERIES TRUST--BALANCED PORTFOLIO



PORTFOLIO OF INVESTMENTS                                       DECEMBER 31, 2000

NUMBER OF
 SHARES                                                                  VALUE
---------                                                             ----------
COMMON STOCKS--58.72%

AIRLINES--1.04%
    3,150  Continental Airlines Inc.* ...........................     $  162,619
                                                                      ----------
APPAREL, RETAIL--0.49%
    4,500  Limited, Inc. ........................................         76,781
                                                                      ----------
BANKS--8.28%
    7,400  Bank One Corp. .......................................        271,025
    6,000  BankAmerica Corp. ....................................        275,250
    4,450  Chase Manhattan Corp. ................................        202,197
    2,700  First Union Corp. ....................................         75,094
      900  FleetBoston Financial Corp. ..........................         33,806
    2,250  J.P. Morgan & Company, Inc. ..........................        372,375
    1,250  KeyCorp. .............................................         35,000
    1,100  National City Corp. ..................................         31,625
                                                                      ----------
                                                                       1,296,372
                                                                      ----------
CHEMICALS--3.04%
    2,000  Dow Chemical Co. .....................................         73,250
      900  Eastman Chemical Co. .................................         43,875
    2,600  Kerr-McGee Corp. .....................................        174,037
   10,000  Lyondell Petrochemical Co. ...........................        153,125
      600  Union Carbide Corp. ..................................         32,288
                                                                      ----------
                                                                         476,575
                                                                      ----------
COMPUTER HARDWARE--0.84%
    2,500  Cisco Systems Inc.* ..................................         95,625
    2,000  Gateway, Inc.* .......................................         35,980
                                                                      ----------
                                                                         131,605
                                                                      ----------
COMPUTER SOFTWARE--0.42%
    1,500  Microsoft Corp.* .....................................         65,063
                                                                      ----------
CONSUMER DURABLES--0.22%
    1,350  Masco Corp. ..........................................         34,678
                                                                      ----------
DRUGS & MEDICINE--0.91%
    2,500  Schering-Plough Corp. ................................        141,875
                                                                      ----------
ELECTRIC UTILITIES--2.02%
    1,150  AES Corp.* ...........................................         63,681
    4,500  Dynegy Inc., .........................................        252,282
                                                                      ----------
                                                                         315,963
                                                                      ----------
ENERGY RESERVES & PRODUCTION--1.23%
      800  Chevron Corp. ........................................         67,550
      750  Exxon Mobil Corp. ....................................         65,203
    1,000  Murphy Oil Corp. .....................................         60,438
                                                                      ----------
                                                                         193,191
                                                                      ----------
ENTERTAINMENT--1.86%
    1,350  Carnival Corp. .......................................         41,597
    2,700  Walt Disney Co. ......................................         78,131
    3,400  Royal Caribbean Cruises Ltd.* ........................         89,930
    1,750  Viacom, Inc., Class B* ...............................         81,813
                                                                      ----------
                                                                         291,471
                                                                      ----------
FINANCIAL SERVICES--5.51%
    2,700  CIT Group Inc. .......................................         54,337
    6,750  Citigroup Inc. .......................................        344,672
    6,750  Household International, Inc. ........................        371,250
    2,500  MBNA Corp. ...........................................         92,344
                                                                      ----------
                                                                         862,603
                                                                      ----------
FOOD RETAIL--3.71%
   13,500  Kroger Co.* ..........................................        365,344
    5,400  Pepsi Bottling Group Inc. ............................        215,662
                                                                      ----------
                                                                         581,006
                                                                      ----------
HOUSEHOLD PRODUCTS--0.96%
    3,150  Avon Products, Inc. ..................................        150,806
                                                                      ----------
INDUSTRIAL PARTS--2.26%
    4,500  United Technologies Corp. ............................        353,813
                                                                      ----------
INDUSTRIAL SERVICES & SUPPLIES--2.66%
    7,500  Tyco International, Ltd. .............................        416,250
                                                                      ----------
INFORMATION & COMPUTER SERVICES--2.91%
    1,150  Computer Sciences Corp.* .............................         69,144
    1,350  Electronic Data Systems Corp. ........................         77,962
    5,850  First Data Corp. .....................................        308,222
                                                                      ----------
                                                                         455,328
                                                                      ----------
INSURANCE--0.54%
    1,250  PMI Group Inc. .......................................         84,609
                                                                      ----------
LEISURE--1.44%
    4,500  Mattel, Inc. .........................................         64,980
    5,400  Park Place Entertainment Corp. .......................         64,463
    3,000  Santa Fe International Corp. .........................         96,187
                                                                      ----------
                                                                         225,630
                                                                      ----------
LONG DISTANCE & PHONE COMPANIES--1.61%
   11,700  AT&T Corp. ...........................................        202,556
    3,500  Worldcom Inc*. .......................................         49,000
                                                                      ----------
                                                                         251,556
                                                                      ----------
MANUFACTURING-HIGH TECHNOLOGY--2.01%
    3,250  Flextronics International Ltd* .......................         92,625
    1,500  Sanmina Corp.* .......................................        114,938
    3,150  Solectron Corp.* .....................................        106,785
                                                                      ----------
                                                                         314,348
                                                                      ----------

MITCHELL HUTCHINS SERIES TRUST--BALANCED PORTFOLIO


NUMBER OF
 SHARES                                                                  VALUE
---------                                                             ----------
COMMON STOCKS--(CONCLUDED)

MEDIA--2.90%
    6,300  AT&T Liberty Media Corp.* ............................     $   85,444
      700  A.H. Belo Corp. ......................................         11,200
    1,350  Clear Channel Communications* ........................         65,390
    7,000  Comcast Corp., * .....................................        292,250
                                                                      ----------
                                                                         454,284
                                                                      ----------
MEDICAL PRODUCTS--1.64%
    1,550  Guidant Corp.* .......................................         83,603
    1,650  Johnson & Johnson ....................................        173,353
                                                                      ----------
                                                                         256,956
                                                                      ----------
METALS & MINING--0.43%
    2,000  Alcoa, Inc. ..........................................         67,000
                                                                      ----------
MOTOR VEHICLES--0.19%
    2,700  Delphi Automotive Systems Corp. ......................         30,375
                                                                      ----------
OIL REFINING--2.14%
    7,000  BP Amoco PLC, ADR ....................................        335,125
                                                                      ----------
OIL SERVICES--0.62%
    2,250  Noble Drilling Corp. .................................         97,734
                                                                      ----------
OTHER INSURANCE--0.49%
    1,150  MGIC Investment Corp. ................................         77,553
                                                                      ----------
PUBLISHING--1.01%
    2,500  Gannett, Inc. ........................................        157,656
                                                                      ----------
SECURITIES & ASSET MANAGEMENT--0.46%
      900  Morgan Stanley Dean Witter & Co. .....................         71,325
                                                                      ----------
SEMICONDUCTOR--2.66%
    3,000  Altera Corp.* ........................................         78,937
    2,000  Applied Materials, Inc.* .............................         76,375
    2,000  Intel Corp. ..........................................         60,500
    1,000  JDS Uniphase Corp.* ..................................         41,688
    4,500  Micron Technology, Inc.* .............................        159,750
                                                                      ----------
                                                                         417,250
                                                                      ----------
SPECIALTY RETAIL--0.51%
    1,800  Lowe's Companies, Inc. ...............................         80,100
                                                                      ----------
TOBACCO--1.71%
    6,100  Philip Morris Co., Inc. ..............................        268,400
                                                                      ----------
Total Common Stocks (cost--$8,652,963) ..........................      9,195,900
                                                                      ----------

PRINCIPAL
  AMOUNT                                                                MATURITY        INTEREST
  (000)                                                                   DATES          RATES         VALUE
---------                                                             -----------     -----------   -----------
CORPORATE BONDS--19.72%

BANKS--0.33%
$      50  Barclays Bank PLC .......................................     09/29/49         8.550%         52,419
                                                                                                    -----------
CABLE--0.64%
      100  Telecommunications Inc. .................................     05/01/03         6.375          99,642
                                                                                                    -----------
DEFENSE & AEROSPACE--0.69%
       50  Lockheed Martin Corp ....................................     12/01/09         8.200          54,962
       50  Raytheon Co. ............................................     03/01/06         8.200          53,334
                                                                                                    -----------
                                                                                                        108,296
                                                                                                    -----------
ELECTRIC UTILITIES--0.33%
       50  DPL Inc. ................................................     03/01/07         8.250          51,924
                                                                                                    -----------
ENERGY SOURCES--0.34%
       50  PSEG Energy Holdings ....................................     10/01/09         0.000          53,067
                                                                                                    -----------
FINANCIAL SERVICES--2.48%
       50  Citigroup Inc. ..........................................     10/01/10         7.250          51,518
      150  Ford Motor Credit Co. ...................................     01/14/03         6.000         148,461
      115  Heller Financial Inc. ...................................     06/15/05         8.000         119,459
       60  HSBC Capital Funding ....................................     12/31/49         0.176          68,973
                                                                                                    -----------
                                                                                                        388,411
                                                                                                    -----------
FOOD RETAIL--0.35%
       50  Conagra Inc. ............................................     09/15/30         8.250          54,400
                                                                                                    -----------

MITCHELL HUTCHINS SERIES TRUST--BALANCED PORTFOLIO

PRINCIPAL
  AMOUNT                                                                MATURITY        INTEREST
  (000)                                                                   DATES          RATES         VALUE
---------                                                             -----------     -----------   -----------
CORPORATE BONDS--(CONCLUDED)

FOREST PRODUCTS, PAPER--0.16%
$      25  Abitibi Consolidated Inc. ...............................     08/01/05         8.300%    $    25,531
                                                                                                    -----------
INSURANCE--3.10%
      140  American Re Corp. .......................................     12/15/26         7.450         135,279
      125  Hartford Financial Services Group Inc. ..................     11/01/08         6.375         121,975
      100  Loews Corp. .............................................     12/15/06         6.750          97,920
      150  Lumbermen's Mutual Casualty Co. .........................     07/01/26         9.150         130,336
                                                                                                    -----------
                                                                                                        485,510
                                                                                                    -----------
LONG DISTANCE & PHONE COMPANIES--2.74%
       50  British Telecommunications PLC ..........................     12/15/10         8.125          50,676
       50  Qwest Capital Funding Inc. ..............................     08/15/10         7.900          51,289
       50  Sprint Capital Corp. ....................................     11/15/28         6.875          39,998
      210  U.S. West Capital Funding Inc. ..........................     07/15/08         6.375         199,870
       85  Worldcom Inc. ...........................................     05/15/06         8.000          86,482
                                                                                                    -----------
                                                                                                        428,315
                                                                                                    -----------
MEDIA--1.91%
       50  Cox Communications Inc. .................................     11/01/10         7.750          51,925
       50  Liberty Media Corp. .....................................     02/01/30         8.250          45,617
       60  News America Holdings Inc. ..............................     10/17/96         8.250          54,653
      140  Time Warner Inc. ........................................     06/15/05         7.750         146,783
                                                                                                    -----------
                                                                                                        298,978
                                                                                                    -----------
MEDICAL PRODUCTS--0.66%
       50  HCA Healthcare Co. ......................................     09/01/10         8.750          52,798
       50  Tenet Healthcare Corp. ..................................     01/15/05         8.000          50,625
                                                                                                    -----------
                                                                                                        103,423
                                                                                                    -----------
REAL PROPERTY--0.24%
       35  EOP Operating LP ........................................     03/15/06         8.375          37,051
                                                                                                    -----------
SECURITIES & ASSET MANAGEMENT--3.13%
      140  FMR Corp. ...............................................     06/15/29         7.570         140,917
      145  Lehman Brothers Holdings Inc. ...........................     04/01/04         6.625         144,521
      200  Morgan Stanley Dean Witter & Co. ........................     01/20/04         5.625         204,849
                                                                                                    -----------
                                                                                                        490,287
                                                                                                    -----------
TOBACCO--0.53%
       90  Philip Morris Companies Inc. ............................     01/15/27         7.750          83,658
                                                                                                    -----------
YANKEE--2.09%
       66  Abbey National Capital ..................................     12/29/49         8.963          68,093
      100  Household International Netherlands BV ..................     12/01/03         6.200          99,121
      170  Imperial Tobacco Overseas BV ............................     04/01/09         7.125         160,644
                                                                                                    -----------
                                                                                                        327,858
                                                                                                    -----------
Total Corporate Bonds (cost--$3,131,007) ...........................                                  3,088,770
                                                                                                    -----------

MITCHELL HUTCHINS SERIES TRUST--BALANCED PORTFOLIO


PRINCIPAL
  AMOUNT                                                                     MATURITY            INTEREST
  (000)                                                                        DATES               RATES              VALUE
---------                                                                  -----------          -----------        -----------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--22.91%
$   2,025  Federal National Mortgage Association ...................   08/15/02 to 12/15/05    6.000 to 6.750%     $ 2,049,653
      590  U.S. Treasury Bonds .....................................   08/15/19 to 08/15/21    7.875 to 8.125          761,146
      750  U.S. Treasury Notes .....................................   08/15/03 to 08/15/10         5.750              776,074
                                                                                                                   -----------
Total U.S. Government and Agency Obligations (cost--$3,563,069) ....                                                 3,586,873
                                                                                                                   -----------
Total Investments (cost--$15,347,039)--101.35% .....................                                                15,871,543
Liabilities in excess of other assets--(1.35)% .....................                                                  (211,491)
                                                                                                                   -----------
Net Assets--100.00% ................................................                                               $15,660,052
                                                                                                                   ===========

-------------------
*     Non-income producing security.
ADR   American Depository Receipt.








                 See accompanying notes to financial statements

MITCHELL HUTCHINS SERIES TRUST--BALANCED PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES                            DECEMBER 31, 2000

ASSETS
Investments in securities, at value (cost--$15,347,039) ........................................    $ 15,871,543
Dividend and interest receivable ...............................................................         125,498
Other assets ...................................................................................           1,786
                                                                                                    ------------
Total assets ...................................................................................      15,998,827
                                                                                                    ------------

LIABILITIES
Payable to custodian ...........................................................................         263,126
Payable to investment manager and administrator ................................................          10,893
Accrued expenses and other liabilities .........................................................          64,756
                                                                                                    ------------
Total liabilities ..............................................................................         338,775
                                                                                                    ------------

NET ASSETS
Beneficial interest shares of $0.001 par value outstanding (unlimited number authorized) .......      12,735,391
Undistributed net investment income ............................................................         377,782
Accumulated net realized gains from investment transactions ....................................       2,022,375
Net unrealized appreciation of investments .....................................................         524,504
                                                                                                    ------------
Net assets .....................................................................................    $ 15,660,052
                                                                                                    ============

CLASS H
Net assets .....................................................................................    $ 13,941,498
                                                                                                    ------------
Shares outstanding .............................................................................       1,402,850
                                                                                                    ------------
Net asset value, offering price and redemption value per share .................................           $9.94
                                                                                                           =====

CLASS I
Net assets .....................................................................................    $  1,718,554
                                                                                                    ------------
Shares outstanding .............................................................................         173,406
                                                                                                    ------------
Net asset value, offering price and redemption value per share .................................           $9.91
                                                                                                           =====



                 See accompanying notes to financial statements

MITCHELL HUTCHINS SERIES TRUST--BALANCED PORTFOLIO



STATEMENT OF OPERATIONS

                                                                                                    FOR THE
                                                                                                   YEAR ENDED
                                                                                               DECEMBER 31, 2000
                                                                                               -----------------
INVESTMENT INCOME:
Interest ..................................................................................      $    498,490
Dividends (net of foreign withholding taxes of $1,110) ....................................           124,144
                                                                                                 ------------
                                                                                                      622,634
                                                                                                 ------------

EXPENSES:
Investment management and administration ..................................................           134,819
Professional fees .........................................................................            41,705
Reports and notices to shareholders .......................................................            36,649
Custody and accounting fees ...............................................................            12,835
Trustees' fees ............................................................................             7,500
Transfer agency and service fees ..........................................................             3,000
Distribution fees--Class I ................................................................             2,490
Other expenses ............................................................................             3,527
                                                                                                 ------------
                                                                                                      242,525
Less: Fee waivers and reimbursements from investment manager ..............................              (256)
                                                                                                 ------------
Net expenses ..............................................................................           242,269
                                                                                                 ------------
Net investment income .....................................................................           380,365
                                                                                                 ------------

REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:
Net realized gains from:
    Investment transactions ...............................................................         1,983,235
    Futures ...............................................................................           281,287
Net change in unrealized appreciation (depreciation) of:
    Investments ...........................................................................        (2,736,313)
    Futures ...............................................................................               875
                                                                                                 ------------
NET REALIZED AND UNREALIZED LOSSES FROM INVESTMENT ACTIVITIES .............................          (470,916)
                                                                                                 ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................................      $    (90,551)
                                                                                                 ============


                 See accompanying notes to financial statements

MITCHELL HUTCHINS SERIES TRUST--BALANCED PORTFOLIO



STATEMENT OF CHANGES IN NET ASSETS

                                                                                           FOR THE YEARS ENDED
                                                                                               DECEMBER 31,
                                                                                      ------------------------------
                                                                                         2000               1999
                                                                                      -----------       ------------
FROM OPERATIONS:
Net investment income ............................................................    $   380,365       $    478,463
Net realized gains (losses) from:
    Investment transactions ......................................................      1,983,235          2,568,646
    Futures ......................................................................        281,287           (110,979)
Net change in unrealized appreciation (depreciation) of:
    Investments ..................................................................     (2,736,313)        (2,753,311)
    Futures ......................................................................            875               (875)
                                                                                      -----------       ------------
Net increase (decrease) in net assets resulting from operations ..................        (90,551)           181,944
                                                                                      -----------       ------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income--Class H ...................................................       (450,001)            --
Net investment income--Class I ...................................................        (17,152)            --
Net realized gains from investments--Class H .....................................     (2,610,343)              (426)
Net realized gains from investments--Class I .....................................        (99,494)                (5)
                                                                                      -----------       ------------
                                                                                       (3,176,990)              (431)
                                                                                      -----------       ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares .............................................      2,521,757          1,737,198
Cost of shares ...................................................................     (8,785,563)       (12,613,982)
Proceeds from dividends reinvested ...............................................      3,176,990          4,161,084
                                                                                      -----------       ------------
Net decrease in net assets from beneficial interest transactions .................     (3,086,816)        (6,715,700)
                                                                                      -----------       ------------
Net decrease in net assets .......................................................     (6,354,357)        (6,534,187)

NET ASSETS:
Beginning of year ................................................................     22,014,409         28,548,596
                                                                                      -----------       ------------
End of year (including undistributed net investment income of
  $377,782 and $467,034, respectively) ...........................................    $15,660,052       $ 22,014,409
                                                                                      ===========       ============


                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS



ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   Mitchell Hutchins Series Trust--Balanced Portfolio (the "Portfolio") is a diversified Portfolio of Mitchell Hutchins Series Trust (the "Fund"), which is organized under Massachusetts law by a Declaration of Trust dated November 21, 1986 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund operates as a series company currently offering thirteen Portfolios. Shares of the Portfolio are offered to insurance company separate accounts which fund certain variable contracts.

   Currently, the Portfolio offers Class H and Class I shares. Each class represents interests in the same assets of the Portfolio, and the classes are identical except for differences in their distribution charges. Both classes have equal voting privileges except that Class I has exclusive voting rights with respect to its distribution plan. Class H has no distribution plan.

   The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them on a pro rata basis.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

   VALUATION OF INVESTMENTS--The Portfolio calculates its net asset value based on the current market value for its portfolio securities. The Portfolio normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), the investment manager and administrator of the Portfolio, or by Alliance Capital Management L.P. ("Alliance Capital") the Portfolio's sub-adviser. Mitchell Hutchins is a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), an indirect wholly owned subsidiary of UBS AG. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's board of trustees (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the board determines that this does not represent fair value.

   REPURCHASE AGREEMENTS--The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to

NOTES TO FINANCIAL STATEMENTS



repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio may participate in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

   Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

   FUTURES CONTRACTS--Upon entering into a financial futures contract, the Portfolio is required to pledge to a broker an amount of cash and/or U.S. Government securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments, known as "variation margin," are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized.

   Using financial futures contracts involves various market risks. The maximum amount at risk from the purchase of a futures contract is the contract value. The Portfolio may use financial futures contracts for hedging or to manage the average duration of the Portfolio's portfolio. However, imperfect correlations between futures contracts and the portfolio securities being hedged, or market disruptions, do not normally permit full control of these risks at all times.

   DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

   The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic and political developments particular to a specific industry, country or region.

INVESTMENT MANAGER AND ADMINISTRATOR

   The board has approved an investment management and administration contract with Mitchell Hutchins, under which Mitchell Hutchins serves as investment manager and administrator of the Portfolio. In accordance with the Management Contract, the Portfolio pays Mitchell Hutchins an investment advisory and administration fee, which is computed daily and paid monthly, at an annual rate of 0.75% of the Portfolio's average daily net assets.

   Mitchell Hutchins has entered into a sub-advisory contract with Alliance Capital dated October 10, 2000 ("Alliance Capital Contract"), pursuant to which Alliance Capital serves as investment sub-adviser for the Portfolio. Under the

NOTES TO FINANCIAL STATEMENTS


Alliance Capital Contract, Mitchell Hutchins (not the Portfolio) is obligated to pay Alliance Capital a fee computed daily and paid monthly at the annual rate of 0.375% of the Portfolio's average daily net assets.

   At December 31, 2000, the Portfolio owed Mitchell Hutchins $9,778 in investment management and administration fees.

   For the year ended December 31, 2000, the Portfolio paid $626 and $560 in brokerage commissions to PaineWebber and UBS AG respectfully, for transactions executed on behalf of the Portfolio.

DISTRIBUTION PLAN

   Class I shares are offered to insurance company separate accounts where the related insurance companies receive payments for their services in connection with the distribution of the Portfolio's Class I shares. Under the plan of distribution, the Portfolio pays Mitchell Hutchins a monthly distribution fee at the annual rate of 0.25% of the average daily net assets of Class I shares. Mitchell Hutchins pays the entire distribution fee to the insurance companies. At December 31, 2000, the Portfolio owed Mitchell Hutchins $1,115 in distribution fees. For the period from January 1, 2000 through February 29, 2000, Mitchell Hutchins agreed to waive $256 of the distribution fee.

SECURITIES LENDING

   The Portfolio may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Portfolio receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. For the year ended December 31, 2000 there was no security lending activity by the Portfolio.

BANK LINE OF CREDIT

   The Portfolio may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Portfolio at the request of shareholders and other temporary or emergency purposes. In connection therewith, the Portfolio has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the Portfolio at rates based on prevailing market rates in effect at the time of borrowing. For the year ended December 31, 2000, the Portfolio did not borrow under the Facility.

INVESTMENTS IN SECURITIES

   For federal income tax purposes, the cost of securities owned at December 31, 2000 was substantially the same as the cost of securities for financial statement purposes.

NOTES TO FINANCIAL STATEMENTS


   At December 31, 2000, the components of net unrealized appreciation of investments were as follows:

       Gross appreciation (investments having an excess of value over cost) ............   $1,105,380
       Gross depreciation (investments having an excess of cost over value) ............     (580,876)
                                                                                           ----------
       Net unrealized appreciation of investments ......................................   $  524,504
                                                                                           ==========

   For the year ended December 31, 2000, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were $32,177,740 and $37,079,319, respectively.

FEDERAL TAX STATUS

   The Portfolio intends to distribute all of its taxable income and to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required.

   To reflect reclassifications arising from permanet "book/tax" differences for the year ended December 31, 2000, the Portfolio's undistributed net investment income was decreased by $2,464 and accumulated net realized gains/losses from investments were increased by $2,464.

SHARES OF BENEFICIAL INTEREST

   There are an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for the Portfolio was as follows:

                                                                 CLASS H                       CLASS I
FOR THE YEAR ENDED                                       -------------------------       ----------------------
     DECEMBER 31, 2000:                                   SHARES          AMOUNT          SHARES       AMOUNT
                                                         --------      -----------       -------     ----------
Shares sold ..........................................     68,699      $   681,314       184,080     $1,840,443
Shares repurchased ...................................   (797,617)      (8,056,649)      (73,216)      (728,914)
Dividends reinvested .................................    309,125        3,060,344        11,782        116,646
                                                         --------      -----------       -------     ----------
Net increase (decrease) ..............................   (419,793)     $(4,314,991)      122,646     $1,228,175
                                                         ========      ===========       =======     ==========

                                                                CLASS H                         CLASS I*
FOR THE YEAR ENDED                                     ---------------------------        ---------------------
     DECEMBER 31, 1999:                                  SHARES          AMOUNT           SHARES        AMOUNT
                                                       ----------     ------------        ------       --------
Shares sold ........................................      101,706     $  1,146,703        52,050       $590,495
Shares repurchased .................................   (1,116,258)     (12,599,307)       (1,291)       (14,675)
Dividends reinvested ...............................      363,413        4,161,079             1              5
                                                       ----------     ------------        ------       --------
Net increase (decrease) ............................     (651,139)    $ (7,291,525)       50,760       $575,825
                                                       ==========     ============        ======       ========

* Class I shares commenced issuance on August 17, 1999.

MITCHELL HUTCHINS SERIES TRUST--BALANCED PORTFOLIO



FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                 CLASS H                                       CLASS I
                                          ----------------------------------------------------  -----------------------------------

                                                     FOR THE YEARS ENDED DECEMBER 31,              FOR THE         FOR THE PERIOD
                                          ----------------------------------------------------    YEAR ENDED      AUGUST 17, 1999+
                                                                                                 DECEMBER 31,         THROUGH
                                           2000(2)     1999       1998       1997       1996#       2000(2)      DECEMBER 31, 1999
                                          --------   --------   --------   --------   --------  --------------  -------------------
Net asset value, beginning
  of period.............................   $ 11.75   $  11.54   $  11.33   $  10.95   $  10.70       $11.75            $11.37
                                           -------    -------    -------    -------    -------       ------            ------
Net investment income...................      0.28       0.26       0.28       0.28       0.29         0.25              0.04
Net realized and unrealized
  gains (losses) from
  investments and futures...............     (0.25)     (0.05)      1.61       2.44       1.49        (0.25)             0.34
                                           -------    -------    -------    -------    -------       ------            ------
Net increase from
  investment operations.................      0.03       0.21       1.89       2.72       1.78         0.00              0.38
                                           -------    -------    -------    -------    -------       ------            ------

Dividends from net
  investment Income.....................     (0.27)     --         (0.27)     (0.28)     (0.28)       (0.27)            --
Distributions from net
  realized gains
  on investments........................     (1.57)     (0.00)++   (1.41)     (2.06)     (1.25)       (1.57)            (0.00)++
                                           -------    -------    -------    -------    -------       ------            ------
Total dividends and
  distributions.........................     (1.84)     (0.00)     (1.68)     (2.34)     (1.53)       (1.84)            (0.00)
                                           -------    -------    -------    -------    -------       ------            ------
Net asset value,
  end of period.........................   $  9.94    $ 11.75    $ 11.54    $ 11.33    $ 10.95       $ 9.91            $11.75
                                           =======    =======    =======    =======    =======       ======            ======
Total investment return (1).............      0.34%      1.82%     16.81%     24.86%     16.82%        0.04%             3.34%
                                           =======    =======    =======    =======    =======       ======            ======

Ratios/Supplemental data:
Net assets, end of period...............   $13,941    $21,418    $28,549    $28,211    $29,224       $1,719            $  596
Expenses to average net assets,
  before waiver from manager............      1.34%      1.25%      0.97%      1.19%      1.24%        1.57%             1.82%*
Expenses to average net assets,
  after waiver from manager.............      1.34%      1.25%      0.97%      1.19%      1.24%        1.54%             1.57%*
Net investment income to average net
  assets, before waiver from manager....      2.12%      1.81%      2.08%      2.06%      2.29%        1.98%             1.14%*
Net investment income to average net
  assets, after waiver from manager.....      2.12%      1.81%      2.08%      2.06%      2.29%        2.01%             1.39%*
Portfolio turnover......................       185%       206%       177%       169%       235%         185               206%

------------------------
+   Commencement of issuance of shares.
# Prior to the close of business on January 26, 1996, the Balanced Portfolio was known as the Asset Allocation Portfolio.
++ The Portfolio made a distribution of less than $0.005 during the year ended December 31, 1999.
*   Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include additional contract level charges; results would be lower if such charges were included. Total investment return for periods of less than one year has not been annualized.
(2) Investment Sub-Advisory functions for this Portfolio were transferred from Mitchell Hutchins Asset Management Inc. to Alliance Capital Management L.P. on October 10, 2000.

MITCHELL HUTCHINS SERIES TRUST--BALANCED PORTFOLIO



REPORT OF INDEPENDENT AUDITORS

The Board of Trustees and Shareholders
Mitchell Hutchins Series Trust--Balanced Portfolio

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Mitchell Hutchins Series Trust--Balanced Portfolio (the "Portfolio") (one of the Portfolios constituting Mitchell Hutchins Series Trust (the "Fund")) as of December 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mitchell Hutchins Series Trust--Balanced Portfolio at December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.


                                         /s/ Ernst & Young LLP


   New York, New York
   February 7, 2001

--------------------------------------------------------------------------------

ANNUAL REPORT


MITCHELL
HUTCHINS SERIES
TRUST



BALANCED
PORTFOLIO





DECEMBER 31, 2000


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